Business Combination - Additional Information (Detail) $ / shares in Units, $ in Millions						12 Months Ended
	Aug. 23, 2021 INR (₨) shares	Dec. 31, 2020	Sep. 25, 2020 INR (₨)	Mar. 28, 2020 INR (₨)	Mar. 04, 2020 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 $ / shares	Aug. 23, 2021 $ / shares	Jan. 01, 2021 INR (₨)	Aug. 28, 2020 INR (₨)	Jun. 19, 2019 INR (₨)
Disclosure of detailed information about business combination [line items]
Equity consideration	₨ 9,128,000,000
Premium received for the put options given	₨ 0
Additions to non-controlling interests						₨ 42,000,000		₨ 8,000,000	₨ 6,000,000
Cash consideration paid to non- controlling shareholders						737,000,000	$ 10	1,516,000,000	736,000,000
Non-controlling interests contribution amount						904,000,000
Solar Energy and Subsidiaries
Disclosure of detailed information about business combination [line items]
Non-controlling interest capital ceased from group on sale						15,000,000
Class A Shares
Disclosure of detailed information about business combination [line items]
Par value per share | $ / shares										$ 0.0001
ReNew Power Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	90.00%
Number of shares issued | shares	12,289,241
Equity consideration						₨ 9,128,000,000
Net assets acquired	₨ 130,497,000,000											₨ 322,000,000
Percentage of voting interest held by non-controlling interest	93.00%					10.00%	10.00%
Cash consideration	₨ 736,000,000					₨ 19,609,000,000
Carrying value of the additional interest acquired	₨ 4,242,000,000
Non-controlling interest acquired						₨ 4,242,000,000
Proportion of ownership interest in subsidiary						93.00%	93.00%
Cash consideration paid to non- controlling shareholders						₨ 736,000,000
ReNew Power Private Limited | GS Wyvern Holdings Limited [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	3.00%
Cash consideration						8,319,000,000
Acquisition of Entities Which Were Earlier Under Joint Control
Disclosure of detailed information about business combination [line items]
Net assets acquired												428,000,000
Proportion of ownership interest in joint venture		75.00%
Acquisition date fair value of previously held equity interest												507,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree						₨ 27,000,000
Carrying value of the additional interest acquired												₨ 107,000,000
Regent Climate Connect Knowledge Solutions Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													100.00%
Net assets acquired													₨ 4,000,000
Cash consideration								₨ 34,000,000
Proportion of ownership interest in subsidiary						100.00%	100.00%	100.00%
RMG II
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Equity consideration	₨ 63,506,000,000
Net assets acquired	5,165,000,000
Costs incurred	5,528,000,000
Amount charged to statement of profit or loss	1,868,000,000
Acquisition date fair value of previously held equity interest	₨ 77,315,000,000
Proportion of ownership interest in subsidiary						100.00%	100.00%
RMG II | Public Warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	11,500,000
Business acquisition shares exchange ratio | shares	1
RMG II | Private Warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	7,026,807
Business acquisition shares exchange ratio | shares	1
RMG II | Share premium
Disclosure of detailed information about business combination [line items]
Amount charged in statement of changes in equity	₨ 3,660,000,000
RMG II | Class A Shares
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	19,511,966
Business acquisition shares exchange ratio | shares	1
RMG II | Class B Shares
Disclosure of detailed information about business combination [line items]
Business acquisition shares exchange ratio | shares	1
PIPE Investors
Disclosure of detailed information about business combination [line items]
Number of shares issued | shares	85,500,000
Par value per share | $ / shares											$ 10
Equity consideration	₨ 63,506,000,000
ReNew Akshay Urja Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			44.00%
Net assets acquired			₨ 2,976,000,000
Cash consideration			1,515,000,000
Carrying value of the additional interest acquired			₨ 1,593,000,000
Non-controlling interest acquired								₨ 1,593,000,000
Proportion of ownership interest in subsidiary			100.00%
Cash consideration paid to non- controlling shareholders								₨ 1,515,000,000
ReNew Solar Energy (Karnataka) Private Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						100.00%								49.00%
Identifiable assets acquired liabilities assumed excluding goodwill														₨ 687,000,000
Cash consideration														561,000,000
Carrying value of the additional interest acquired														₨ 418,000,000
Non-controlling interest acquired									418,000,000
Proportion of ownership interest in subsidiary						100.00%	100.00%	100.00%
Cash consideration paid to non- controlling shareholders									561,000,000
ReNew Solar Energy (Jharkhand Three) Private Limited
Disclosure of detailed information about business combination [line items]
Additions to non-controlling interests									827,000,000
Percentage of equity instruments issued				49.00%
Proportion of ownership interest in subsidiary				51.00%		51.00%	51.00%	51.00%
Cash consideration received from non-controlling shareholders				₨ 832,000,000					832,000,000
Net assets				₨ 601,000,000
ReNew Surya Mitra Private Limited
Disclosure of detailed information about business combination [line items]
Additions to non-controlling interests									14,000,000
Percentage of equity instruments issued					98.61%
Proportion of ownership interest in subsidiary					1.39%	68.00%	68.00%
Cash consideration received from non-controlling shareholders					₨ 14,000,000				14,000,000
Net assets					₨ 0
Aggregated Individually Immaterial Business Combinations
Disclosure of detailed information about business combination [line items]
Non-controlling interest acquired						₨ 0		₨ 29,000,000	₨ 82,000,000